Schedule of exposure to exchange rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash equivalents – Cash investments (Note 6) – CDI	R$ 708	R$ 1,587
Marketable securities (Note 7)	2,078	4,125
Restricted cash – CDI	19	64
CVA and in tariffs (Note 14) – SELIC	2,148	133
Assets	4,953	5,909
Liabilities
Loans, financing and debentures (Note 22) – CDI	(1,458)	(2,310)
Loans, financing and debentures (Note 22) – TJLP	(21)	(73)
Sector financial liabilities (note 14)	(51)	(231)
Total liabilities	(1,530)	(2,614)
Net assets exposed	3,423	3,295
Cash equivalents (Note 6)	708
Restricted cash	19
CVA and Other financial components – SELIC (Note 14)	2,148	R$ 4,058
Assets	4,953
Loans and financing (Note 22) – CDI	(1,458)
Loans and financing (Note 22) – TJLP	(21)
Sector financial liabilities (Note 14)	(51)
Liabilities	(1,530)
Net assets (liabilities) exposed	3,423
Probable Ccenario [Member] | T J L P [Member]
Assets
Marketable securities (Note 7)	2,348
Liabilities
Cash equivalents (Note 6)	800
Restricted cash	21
CVA and Other financial components – SELIC (Note 14)	2,427
Assets	5,596
Loans and financing (Note 22) – CDI	(1,648)
Loans and financing (Note 22) – TJLP	(22)
Sector financial liabilities (Note 14)	(55)
Liabilities	(1,725)
Net assets (liabilities) exposed	3,871
Net effect of fluctuation in interest rates	448
Probable Ccenario [Member] | T J L P One [Member]
Assets
Marketable securities (Note 7)	2,281
Liabilities
Cash equivalents (Note 6)	777
Restricted cash	21
CVA and Other financial components – SELIC (Note 14)	2,357
Assets	5,436
Loans and financing (Note 22) – CDI	(1,600)
Loans and financing (Note 22) – TJLP	(22)
Sector financial liabilities (Note 14)	(54)
Liabilities	(1,676)
Net assets (liabilities) exposed	3,760
Net effect of fluctuation in interest rates	337
Probable Ccenario [Member] | T J L P Three [Member]
Assets
Marketable securities (Note 7)	2,213
Liabilities
Cash equivalents (Note 6)	754
Restricted cash	20
CVA and Other financial components – SELIC (Note 14)	2,288
Assets	5,275
Loans and financing (Note 22) – CDI	(1,553)
Loans and financing (Note 22) – TJLP	(22)
Sector financial liabilities (Note 14)	(53)
Liabilities	(1,628)
Net assets (liabilities) exposed	3,647
Net effect of fluctuation in interest rates	R$ 224